CAPITAL STOCK	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Equity [Abstract]
Capital Stock

NOTE 10 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value preferred stock in one or more designated series, each of which shall be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company’s board of directors is authorized, without stockholders’ approval, within any limitations prescribed by law and the Company’s Articles of Incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

Issued Shares

As of April 30, 2021, there were no designations of Preferred Stock authorized or outstanding.

Common Stock

On December 21, 2020 and January 4, 2021, pursuant to the Nevada Revised Statutes and the Bylaws of the Company, the Board of Directors of the Company and the stockholders having the voting equivalency of 53.55% of the outstanding capital stock, respectively, approved the filing of an amendment to the Articles of Incorporation of the Company to increase the authorized amount of common stock from 1,500,000,000 to 2,500,000,000, without changing the par value of the common stock or authorized number and par value of “blank check” Preferred Stock. On January 19, 2021, the Company filed a Definitive 14C with the SEC regarding the corporate action. On February 10, 2021, the Company filed a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to effectuate the corporate action on February 9, 2021.

Issuances of Common Stock - Sales:

During November 2020, the Company sold 800,000 shares of common stock to an “accredited investor”, at $0.05 per share, for an aggregate purchase price of $40,000. The proceeds were used for working capital.

During February 2021, the Company sold an aggregate of 12,340,910 shares of common stock to five “accredited investors”, at prices ranging from $0.05 per share to $0.06 per share for an aggregate purchase price of $665,000. The proceeds were used for working capital.

On February 22, 2021, the Company sold 1,818,181 shares of common stock to Republic Asset Holdings LLC., a Company controlled by Michael Carbonara, a director of the Company, at $0.055 per share for an aggregate purchase price of $100,000. The proceeds were used for working capital. The sales price was at a discount to the trading price of $0.086 as of the effective date of the transaction, resulting in additional stock-based compensation expense of $56,364, which has been recorded during the quarter ended April 30, 2021.

During April 2021, the Company sold an aggregate of 13,677,821 shares of common stock to seven “accredited investors” at prices ranging from $0.03 per share to $0.25 per share for an aggregate purchase price of $535,000. The proceeds were used for working capital.

During May 2021, the Company sold an aggregate of 2,087,822 shares of common stock to eight “accredited investors” at $0.13 per share for an aggregate purchase price of $286,250. The proceeds were used for working capital.

Issuances of Common Stock – Stock Compensation:

During November 2020, the Company entered into an additional consulting agreement with a third party to provide consulting services in connection with the development of international research and development, sales and distribution and financing opportunities for a period of six months. As consideration for agreeing to provide the consulting services to the Company, the Company issued the consultant 2,000,000 shares of fully vested unregistered common stock valued at $0.145 per share, the closing price of the common stock of the Company on the effective date of the agreement. The Company recorded $290,000 of stock-based compensation expense during the six months ended April 30, 2021.

During November 2020, in consideration for agreeing to provide medical consulting and advisory services to the Company, the Board approved the issuance to one individual an aggregate of 250,000 shares of unregistered common stock valued at $0.145 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded $36,225 of stock-based compensation expense based on the grant date fair value of these shares during the six months ended April 30, 2021.

During December 2020, the Board approved the bonus of 47,675,000 shares of newly issued common stock to executive management (consisting of Mr. Mitrani, Dr. Mitrani and Mr. Bothwell) totaling 45,000,000 shares; non-executive Board members (consisting of Mr. Carbonara and Dr. Meglin) totaling 2,000,000 shares; administrative staff totaling 550,000; and to several medical advisors totaling 125,000 shares. The Company recorded a total of $5,721,000 of stock-based compensation expense based on the grant date fair value of these shares during the six months ended April 30, 2021.

During April 2021, the Board approved the bonus of 500,000 shares of newly issued common stock to an employee. The Company recorded a total of $27,450 of stock-based compensation expense based on the grant date fair value of these shares during the six months ended April 30, 2021.

During December 2020, January 2021 and February 2021, the Company issued 25,000, 240,000 and 50,000 shares of unregistered common stock, respectively, valued at prices ranging from $0.35 to $0.17 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded $14,480 of stock-based compensation expense during the quarter ended January 31, 2021 and $7,875 of stock-based compensation expense during the quarter ended April 30, 2021 based on the grant date fair value of these shares.

During February 2021, the consulting arrangement was amended whereby the CMO’s accrued and unpaid consulting fees of $82,250 were fully satisfied though the issuance of 500,000 shares of newly issued common stock of the Company. Furthermore, until the CMO becomes a full-time employee of the Company and provided the CMO continues to serve in his current position, the CMO shall receive compensation equal to $27,000 per quarter beginning May 1, 2021, payable in cash or in stock (based on the average monthly trading price of the common stock during the applicable quarter) at the option of the Company.

During February 2021, the Company entered into a consulting agreement with a third party to provide consulting services for a one-year period. As consideration for agreeing to provide consulting services to the Company, the Company agreed to issue the consultant 500,000 shares of unregistered common stock upon completion of the three-month anniversary of the agreement. In addition, the Company has agreed to provide an additional 250,000 shares of newly issued common stock for each celebrity and/or athlete which the consultant arranges to provide marketing services to the Company and that is responsible for bringing a minimum of $75,000 of monthly revenues in connection with sales of the Company’s products, up to a maximum of 1,500,000 shares. The shares issued were valued at $0.095 per share, the closing price of the common stock of the Company on the effective date of the agreement, totaling $47,500. The Company will amortize the costs associated with the issuance over the term of the agreement. The Company amortized $11,875 of stock-based compensation expense during the quarter ended April 30, 2021.

As described in Note 12, in connection with the execution of the Amendment, the Company issued to the Consultants 20,000,000 shares of unregistered common stock (“Shares”) valued at $0.0614 per share, the closing price of the common stock of the Company on the grant date. The Company will amortize the costs associated with the issuance of $1,228,000 over the remaining term of the agreement. The shares issued vest 50% as of the date of the Amendment and the remaining 50% will vest on December 31, 2021 or upon the date that the Company obtains approval for certain IND’s submitted, whichever is sooner. The Company recorded a total of $51,167 of stock-based compensation expense during the six months ended April 30, 2021.

During April 2021, the Company entered into a consulting agreement with a third party to provide investor relation services. The term of the agreement is month to month and may be terminated with or without cause. As consideration for agreeing to provide the consulting services to the Company, the Company has agreed to pay the consultants a minimum of $15,000 per month and to issue 500,000 shares of restricted common stock (valued at $0.057 per share, the closing price of the common stock of the Company on the grant date), provided that notice of termination was not provided before May 21, 2021. Neither party has yet to provide a notice of termination and the Company will record $28,500 of stock-based compensation expense during the quarter ended July 31, 2021.

During March 2021, April 2021 and May 2021, the Company granted a total of 750,000 of common stock to various consultants valued at prices ranging from $0.49 per share to $0.40 per share, the closing price of the common stock of the Company on the respective grant dates. The Company recorded $74,344 of stock-based compensation expense based on the grant date fair value of these shares during the six months ended April 30, 2021.

On June 4, 2021, the Company and an employee agreed to amendment of the employee’s employment agreement. Under the terms of the amendment, the employee agreed to extend the term of the agreement through December 31, 2022 and the Company agreed to grant the employee 1,000,000 shares of common stock of the Company to vest upon execution of the amendment (valued at $0.136 per share, the closing price of the common stock of the Company on the grant date). In addition, the employee is eligible to receive up to an aggregate of 3,000,000 additional shares of common stock based on achievement of certain milestones. The total value of the stock granted in connection with the amendment of $136,000 will be amortized beginning June 4, 2021 over the remaining term of the agreement.

Issuances of Common Stock –Exchange of balances due on accounts payable for stock:

During May 2021, the Company and two employees agreed to exchange $30,973 of commission payables due to the employees for 176,989 shares of newly issued common stock valued at $0.175 per share, the closing price of the common stock of the Company on the date of the exchange.

Management and Consultants Performance Stock Plan

On April 25, 2020, the Company approved the adoption of the Management and Consultants Performance Stock Plan (“MCPP”) providing for the grant to current senior executive members of management and third-party consultants of an aggregate of approximately 205,000,000 shares of common stock of the Company (“Shares”) based on the achievement of certain defined operational performance milestones (“Milestones”).

On June 29, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to the current senior executive members of management and the current non-executive members of the Board based on the Company completing any transaction occurring while employed and/or serving as a member of the Board, respectively, that results in a change in control of the Company or any sale of substantially all the assets of the Company (“Transaction”) which upon after giving effect to such issuance of shares below, corresponds to a minimum pre-Transaction fully diluted price per share of the Company’s common stock in the amounts indicated below.

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances

(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro

(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

On August 14, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to each Dr. Maria I. Mitrani and Ian Bothwell based on the Company obtaining aggregate gross fundings (grants for research and development and clinical trials, purchase contracts for Company products, debt and/or equity financings) or other financial awards during the term of employment with the Company based on the amounts indicated below:

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

On September 23, 2020, the Board amended the MCPP, providing for the grant of common stock of the Company of 15.0 million, 7.5 million and 15.0 million shares of common stock of the Company, respectively, to each Albert Mitrani, Dr. Maria I. Mitrani and Ian Bothwell upon such time that the Company’s common stock trades above $0.25 per share, $0.50 per share and $0.75 per share, respectively, for 30 consecutive trading days subsequent to March 31, 2021 and provided such milestone occurs during the term of employment with the Company.

In addition, each of the current executives were entitled to receive an additional 7 million shares, which when combined with all previous IND and/or eIND’s Milestones previously issued under the MCPP of 43 million shares, represents the total of all incentive shares to be issued to each executive in connection with the combined thirteen IND’s and/or eIND’s Milestones achieved through September 23, 2020. In the future, each of the current executives shall be entitled to receive 5 million shares as a performance incentive for each IND and/or “Expanded Access” approval (and excluding all eIND’s) received by the Company that involve more than 15 patients and provided such milestone occurs during the term of employment with the Company.

On February 10, 2021, the Board amended the MCPP, providing for the grant of common stock of the Company of 5 million shares for each Phase II clinical trial completed, 5 million shares for each Phase III clinical trial approved and initiated (deemed to be upon the time the first patient is enrolled) and 10.0 million shares for each Phase III clinical trial fully enrolled. In addition, the CMO’s portion of a designated grant for an achievement of any applicable Milestone subsequent to September 23, 2020 was reduced to 30% until the time that the CMO becomes a full-time employee of the Company.

Pursuant to the MCPP, a total of 342,500,000 shares have been issued and as described above, additional shares are authorized to be issued under the MCPP subject to the achievement of the defined contingent performance based milestones described above and provided the milestones are achieved while the individual is employed and/or serving as a member of the Board:

MCPP
Shares
Name	Awarded
Albert Mitrani	80,000,000
Ian Bothwell	80,000,000
Dr. Maria I. Mitrani	80,000,000
Dr. George Shapiro	69,500,000
Consultants	33,000,000
Total	342,500,000

The Company will record stock-based compensation expense in connection with any MCPP Shares that are actually awarded based on the fair value as of the initial grant date that the respective milestone for the MCPP Shares were approved. For the MCPP Shares approved on April 25, 2020, June 29, 2020, August 14, 2020, September 23, 2020, and February 10, 2021, the closing price of the common stock of the Company was $0.027, $0.056, $0.128, $0.28 and 0.108, respectively.

In connection with the MCPP Shares that have been awarded to date, all such shares were issued in connection with the MCPP Shares approved on April 25, 2020 and accordingly were valued $0.027 per share, the closing price of the common stock of the Company on the date that those respective MCPP Shares were approved.

During the three months and six months ended April 30, 2021, a total of 33,000,000 and 49,500,000 shares, respectively, were issued in connection with certain Milestones achieved. The Company recorded a total of $891,000 and $1,336,500 of stock-based compensation expense during the three months and six months ended April 30, 2021, respectively, based on the fair value of the actual MCPP Shares awarded during each of those respective periods.

NOTE 10 – CAPITAL STOCK

Preferred Stock

The Company is authorized to issue 10,000,000 shares of $0.001 par value preferred stock in one or more designated series, each of which shall be so designated as to distinguish the shares of each series of preferred stock from the shares of all other series and classes. The Company’s board of directors is authorized, without stockholders’ approval, within any limitations prescribed by law and the Company’s Articles of Incorporation, to fix and determine the designations, rights, qualifications, preferences, limitations and terms of the shares of any series of preferred stock.

Issued Shares

As of October 31, 2020, there were no designations of Preferred Stock authorized or outstanding.

Common Stock

On May 18, 2020 and May 19, 2020, pursuant to the Nevada Revised Statutes and the Bylaws of the Company, the Board of Directors of the Company and the stockholders having the voting equivalency of 50.30% of the outstanding capital stock, respectively, approved the filing of an amendment to the Articles of Incorporation of the Company to increase the authorized amount of common stock from 750,000,000 to 1,500,000,000, without changing the par value of the common stock or authorized number and par value of “blank check” Preferred Stock. On June 2, 2020, the Company filed a Definitive 14C with the SEC regarding the corporate action. On June 24, 2020, the Company filed a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to effectuate the corporate action on June 24, 2020.

On December 21, 2020 and January 4, 2021, pursuant to the Nevada Revised Statutes and the Bylaws of the Company, the Board of Directors of the Company and the stockholders having the voting equivalency of 53.55% of the outstanding capital stock, respectively, approved the filing of an amendment to the Articles of Incorporation of the Company to increase the authorized amount of common stock from 1,500,000,000 to 2,500,000,000, without changing the par value of the common stock or authorized number and par value of “blank check” Preferred Stock. On January 19, 2021, the Company filed a Definitive 14C with the SEC regarding the corporate action. On February 9, 2021, the Company intends to file the Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada to effectuate the corporate action on February 9, 2021.

Issuances of Common Stock - Sales:

During November 2019 through January 2020, the Company sold 3,250,000 shares of common stock to three “accredited investors” at $0.02 per share for an aggregate purchase price of $65,000. The proceeds were used for working capital.

During February 2020 through April 2020, the Company sold 11,050,000 shares of common stock to five “accredited investors” at $0.02 per share for an aggregate purchase price of $221,000. The proceeds were used for working capital.

During April 2020 through May 2020, the Company sold 11,000,000 shares of common stock to Dr. Allen Meglin, a director of the Company at $0.02 per share for an aggregate purchase price of $220,000. During July, August and October 2020, the Company sold an additional 1,166,666 shares, 422,514 shares, and 625,000 shares of common stock to Dr. Allen Meglin at $0.03 per share, $0.10 per share and $0.08 per share, respectively, for an aggregate purchase price of $127,251. The proceeds from all of the above sales were used for working capital. Certain of the above transactions were at sales prices that were at a discount to the trading prices as of the effective dates of the transactions, resulting in additional stock-based compensation expense of $195,869, which has been recorded during the year ended October 31, 2020.

On April 27, 2020, the Company sold 5,000,000 shares of common stock to Republic Asset Holdings LLC., a Company controlled by Michael Carbonara, a director of the Company, at $0.02 per share for an aggregate purchase price of $100,000. The proceeds were used for working capital. The sales price was at a discount to the trading price of $0.0269 as of the effective date of the transaction, resulting in additional stock-based compensation expense of $34,500, which has been recorded during the year ended October 31, 2020.

During May 2020, the Company sold 3,000,000 shares of common stock to two “accredited investors” at $0.02 per share for an aggregate purchase price of $60,000. The proceeds were used for working capital.

During July and August 2020, the Company completed the private placement to 19 accredited investors for the sale of 13,499,992 shares of Common stock of the Company at a selling price of $0.03 per share for an aggregate amount of $405,000 (“Sale”). In connection with the Sale, the Company agreed that all of the proceeds from the Sale are to be deposited into a separate bank account (“Sale Account”) of the Company and the proceeds are to be used exclusively to fund the costs associated with the Company’s ongoing public company filing requirements, including audit, tax, valuation and legal fees. The Company also agreed to maintain the Sale Account with a minimum cash balance of $25,000 at all times until such time that the Company has filed all required financial reports through the period ended July 31, 2021.

During July 2020, the Company sold 1,000,000 shares of common stock to two “accredited investors”, at $0.02 per share and $0.03 per share, respectively for an aggregate purchase price of $25,000. The proceeds were used for working capital.

During August 2020, the Company sold 8,606,665 shares of common stock to nine “accredited investors”, at prices ranging from $0.03 per share and $0.06 per share, for an aggregate purchase price of $392,100. The proceeds were used for working capital.

During September 2020, the Company sold 4,800,000 shares of common stock to five “accredited investors”, at prices ranging from $0.06 per share and $0.10 per share, for an aggregate purchase price of $410,000. The proceeds were used for working capital.

During October 2020, the Company sold 2,033,333 shares of common stock to five “accredited investors”, at prices ranging from $0.06 per share and $0.10 per share, for an aggregate purchase price of $170,000. The proceeds were used for working capital.

During November 2020, the Company sold 800,000 shares of common stock to an “accredited investor”, at $0.05 per share, for an aggregate purchase price of $40,000. The proceeds were used for working capital.

Issuances of Common Stock – Stock Compensation:

As described in Note 12, upon execution of the VP Agreements, each of the Sales Executives were granted 1,000,000 shares of unregistered common stock of the Company valued at $0.035 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $35,000 of stock-based compensation expense on the grant date for each issuance. The VP Agreements also provide each Sales Executives the right to receive an additional 750,000 shares of common stock at the end of each quarterly anniversary of the VP Agreements throughout the Initial Term (maximum 9,000,000 shares) (“Performance Shares”), provided that the VP Agreements remain in effect during the applicable quarterly period. As of October 31, 2020, each Sales Executive has vested an additional 2,250,000 Performance Shares (total 4,500,000). The Company recorded stock-based compensation expense for each respective quarterly period that the Performance Shares vested during the year ended October 31, 2020 of $52,500 (total $157,500).

As described in Note 12, in connection with the execution of the Consultants Agreement, the Company issued to the Consultants 12,000,000 shares of unregistered common stock (“Shares”) valued at $0.022 per share, the closing price of the common stock of the Company on the grant date. The Company recorded a total of $266,400 of stock-based compensation expense during the year ended October 31, 2020 based on the vesting of the Shares (50% of the Shares vest as of the Effective Date of the Consultants Agreement and 50% of the Shares vest on the six-month anniversary of the Consultants Agreement).

During the period November 1, 2019 through January 31, 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to three individuals an aggregate of 650,000 shares of unregistered common stock valued between $0.027 and $0.031 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $18,650 of stock-based compensation expense during the year ended October 31, 2020.

During the period February 1, 2020 through April 30, 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to four individuals an aggregate of 2,725,000 shares of unregistered common stock valued between $0.029 and $0.034 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $89,458 of stock-based compensation expense during the year ended October 31, 2020.

During the period May 1, 2020 through July 31, 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to eight individuals an aggregate of 925,000 shares of unregistered common stock valued between $0.031 and $0.048 per share, the closing price of the common stock of the Company on the respective grants dates. For certain of the issuances, the stock vests on January 31, 2021, provided the recipient remains engaged with the Company during the period. The Company recorded $27,809of stock-based compensation expense during the year ended October 31, 2020.

During April 2020, May 2020, September 2020 and October 2020, in consideration for agreeing to provide medical consulting and advisory services to the Company, the Board approved the issuance to nine individuals an aggregate of 1,050,000 shares of unregistered common stock valued between $0.023 and $0.28 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $96,600 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2020.

During February 2020, in recognition of past services provided to the Company through February 2020, the Board approved the issuance to the CMO of 5,000,000 shares of unregistered common stock valued at $0.028 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $140,000 of stock-based compensation expense during the year ended October 31, 2020 based on the fair value of these shares on the grant date.

In connection with the resignation of an independent member of the Board of Directors of the Company in April 2020, the Board approved the issuance to the director of 736,808 shares of unregistered common stock valued at $0.022 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $16,210 of stock-based compensation expense during the during the year ended October 31, 2020 based on the fair value of these shares on the grant date.

On May 28, 2020, the Company entered into a distribution agreement with a company owned by Jack Mitrani, the son of Mr. Mitrani. Under the terms of the agreement, the Company agreed to grant the distributor 3,000,000 shares of unregistered common stock valued at $0.115 per share, the closing price of the common stock of the Company on the grant date. The Company recorded $345,000 of stock-based compensation expense during the quarter ended July 31, 2020 based on the fair value of these shares on the grant date. In addition, the distribution agreement also provides for future stock incentives based on future sales that are generated by the distributor based on a conversion price equal to 75% of the trading price of the common stock on the last day of the month in which the incentive was earned.

On May 15, 2020 (“Effective Date”), the Company entered into an advisor agreement with a third party (“Advisor”) whereby the Advisor will provide financial advisory services (see Note 12). As consideration, the Company agreed to issue the Advisor 1,000,000 shares of common stock (“Grant”), of which 250,000 shares shall be fully vested as of the Effective Date, 250,000 shares vest on the sixth month anniversary of the Effective Date, 250,000 shares vest on the ninth month anniversary of the Effective Date and 250,000 shares vest on the twelfth month anniversary of the Effective Date, provided however that the Agreement is in full effect during such vesting period(s) for the respective portion of the Grant. In addition, Company agreed to grant 3-year warrants to the Advisor to purchase 6,000,000 shares of common stock of the Company at a purchase price of $0.04 per share (“Warrants”), of which Warrants to purchase 2,000,000 unrestricted shares shall be vested upon the Effective Date of the agreement and 2,000,000 and 2,000,000 of the remaining Warrants shall vest on the eighteenth month and thirtieth month anniversary of the Effective Date of the agreement, respectively, provided however that the Agreement is renewed and in full effect during the applicable vesting period(s) for the respective portion of the grant. Notwithstanding the above, any unvested Grant or Warrants prescribed above will immediately become vested shares if (a) the Company concludes a transaction involving any of the entities introduced by Advisor based on a transaction value greater than $5MM or (b) the Company completes any transaction that results in a change in control or any financing transaction with an aggregate value of at least $25MM. The Grant shares were valued at $0.04 per share, the closing price of the common stock of the Company on the grant date. The Company will record $10,000 of stock-based compensation expense during each quarter in which the Grant shares become vested based on the fair value of these vested shares on the grant date. During October 2020, the Company terminated the agreement with the Advisor as provided for under the advisor agreement.

During July 2020, the Company entered into a consulting agreement with a third party to provide investment banking related consulting services for a minimum period of six months. As consideration for agreeing to provide consulting services to the Company, the Company issued the consultant 5,000,000 shares of unregistered common stock valued at $0.05 per share, the closing price of the common stock of the Company on the effective date of the agreement. All of the shares granted vested immediately on the date of issuance. The Company recorded $250,000 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2020.

During August 2020, the Company entered into two separate consulting agreements with third parties to provide marketing and public relations services for a minimum period of six months. As consideration for agreeing to provide consulting services to the Company, the Company issued the consultants 300,000 shares and 25,000 shares, respectively, of unregistered common stock valued at $0.127 per share, the closing price of the common stock of the Company on the effective date of the agreements. The Company recorded a total of $40,790 of stock-based compensation expense based on the grant date fair value of these shares during the year ended October 31, 2020.

During October 2020, in consideration for agreeing to provide lab and administrative consulting services to the Company, the Board approved the issuance to two individuals an aggregate of 230,000 shares of unregistered common stock valued between $0.035 and $0.17 per share, the closing price of the common stock of the Company on the respective grants dates. The Company recorded $8,730 of stock-based compensation expense during the during the year ended October 31, 2020.

During November 2020, the Company entered into an additional consulting agreement with a third party to provide consulting services in connection with the development of international research and development, sales and distribution and financing opportunities for a period of six months. As consideration for agreeing to provide the consulting services to the Company, the Company issued the consultant 2,000,000 shares of fully vested unregistered common stock valued at $0.145 per share, the closing price of the common stock of the Company on the effective date of the agreement. The Company will record $290,000 of stock-based compensation expense during the three months ended January 31, 2021.

During November 2020, in consideration for agreeing to provide medical consulting and advisory services to the Company, the Board approved the issuance to one individual an aggregate of 250,000 shares of unregistered common stock valued at $0.145 per share, the closing price of the common stock of the Company on the respective grant dates. The Company will record $36,225 of stock-based compensation expense based on the grant date fair value of these shares during the quarter ended January 31, 2021.

During December 2020, the Board approved the bonus of 47,675,000 shares of newly issued common stock to executive management (consisting of Mr. Mitrani, Dr. Mitrani and Mr. Bothwell) totaling 45,000,000 shares; non-executive Board members (consisting of Mr. Carbonara and Dr. Meglin) totaling 2,000,000 shares; administrative staff totaling 550,000; and to several medical advisors totaling 125,000 shares. The Company will record a total of $5,721,000 of stock-based compensation expense based on the grant date fair value of these shares during the quarter ended January 31, 2021.

Issuances of Common Stock – Exercise of warrants, Conversion of Debt and Exchanges:

As more fully described in Note 8, the Noteholder fully funded the Funding Facility as prescribed on February 12, 2020 and the Company converted the Funding Facility into 40,000,000 shares of common stock of the Company (approximately $0.013 per share).

As more fully described in Note 8, during October 2020, the Company and the holder of the $20,000 debenture, agreed to convert the principal amount of the $20,000 debenture plus interest accrued and unpaid through the date of the conversion totaling approximately $20,300 into 160,000 shares of common stock of the Company (approximately $0.125 per share).

Management and Consultants Performance Stock Plan

On April 25, 2020, the Company approved the adoption of the Management and Consultants Performance Stock Plan (“MCPP”) providing for the grant to current senior executive members of management and third-party consultants of an aggregate of approximately 205,000,000 shares of common stock of the Company (“Shares”) based on the achievement of certain defined operational performance milestones (“Milestones”).

On June 29, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to the current senior executive members of management and the current non-executive members of the Board based on the Company completing any transaction occurring while employed and/or serving as a member of the Board, respectively, that results in a change in control of the Company or any sale of substantially all the assets of the Company (“Transaction”) which upon after giving effect to such issuance of shares below, corresponds to a minimum pre-Transaction fully diluted price per share of the Company’s common stock in the amounts indicated below.

Pre-Transaction Price Per Share Valuation (a)	Executive Bonus Shares Issued (b)	Non-executive Board Bonus Shares Issued (c)
$0.22	40,000,000	2,000,000
$0.34	60,000,000	3,000,000
$0.45	80,000,000	4,000,000
$0.54	100,000,000	5,000,000

(a)	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances

(b)	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro

(c)	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara

On August 14, 2020, the Board amended the MCPP, providing for the additional grant of common stock of the Company to each Dr. Maria I. Mitrani and Ian Bothwell based on the Company obtaining aggregate gross funding (grants for research and development and clinical trials, purchase contracts for Company products) or other financial awards during the term of employment with the Company based on the amounts indicated below:

Aggregate Funding Amount		Shares
From	To
$2,500,000	$5,000,000	5,000,000
$5,000,001	$10,000,000	10,000,000
$10,000,001	$30,000,000	30,000,000

On September 23, 2020, the Board amended the MCPP, providing for the grant of common stock of the Company of 15.0 million, 7.5 million and 15.0 million shares of common stock of the Company, respectively, to each Albert Mitrani, Dr. Maria I. Mitrani and Ian Bothwell upon such time that the Company’s common stock trades above $0.25 per share, $0.50 per share and $0.75 per share, respectively, for 30 consecutive trading days subsequent to March 31, 2021 and provided such milestone occurs during the term of employment with the Company.

In addition, each of the current executives were entitled to receive an additional 7 million shares, which when combined with all previous IND and/or eIND’s Milestones previously issued under the MCPP of 43 million shares, represents the total of all incentive shares to be issued to each executive in connection with the combined thirteen IND’s and/or eIND’s Milestones achieved through September 23, 2020. In the future, each of the current executives shall be entitled to receive 5 million shares as a performance incentive for each IND and/or “Expanded Access” approval (and excluding all eIND’s) received by the Company that involve more than 15 patients and provided such milestone occurs during the term of employment with the Company.

Pursuant to the MCPP, a total of 293,000,000 shares have been issued and approximately 582,500,000 shares are authorized to be issued under the MCPP subject to the achievement of the defined contingent performance based milestones described above and provided the milestones are achieved while the individual is employed and/or serving as a member of the Board:

		MCPP	MCPP
	MCPP	Remaining	Total
	Shares	Shares	Shares
Name	Awarded	Available	Approved
Albert Mitrani	65,000,000	137,500,000	202,500,000
Ian Bothwell	65,000,000	167,500,000	232,500,000
Dr. Maria I. Mitrani	65,000,000	167,500,000	232,500,000
Dr. George Shapiro	65,000,000	100,000,000	165,000,000
Dr. Allen Meglin	-	5,000,000	5,000,000
Michael Carbonara	-	5,000,000	5,000,000
Consultants	33,000,000	-	33,000,000
Total	293,000,000	582,500,000	875,500,000

The Company will record stock-based compensation expense in connection with any MCPP Shares that are actually awarded based on the fair value as of the initial grant date that the respective milestone for the MCPP Shares were approved. For the MCPP Shares approved on April 25, 2020, June 29, 2020, August 14, 2020 and September 23, 2020, the closing price of the common stock of the Company was $0.027, $0.056, $0.128 and $0.28, respectively.

In connection with the MCPP Shares that have been awarded to date, all such shares were issued in connection with the MCPP Shares approved on April 25, 2020 and accordingly were valued $0.027 per share, the closing price of the common stock of the Company on the date that those respective MCPP Shares were approved. The Company recorded a total of $7,911,000 of stock-based compensation expense during the year ended October 31, 2020, based on the fair value of the actual MCPP Shares awarded.